PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited)
1
VY
®
CBRE Real Estate Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99 .0%
Diversified Reits : 62 .8%
59,149  Alexandria Real Estate
Equities, Inc.
$ 5,920,815
3 .6
19,687  AvalonBay
Communities, Inc.
3,381,045
2 .0
183,103  Brixmor Property
Group, Inc.
3,804,880
2 .3
132,373  Broadstone Net Lease,
Inc.
1,892,934
1 .1
57,047
Camden Property Trust
5,395,505
3 .3
8,400  Digital Realty Trust,
Inc.
1,016,568
0 .6
139,294  Empire State Realty
Trust, Inc. - Class A
1,119,924
0 .7
66,293
EPR Properties
2,753,811
1 .7
17,749
Equinix, Inc.
12,890,389
7 .8
21,648  Essex Property Trust,
Inc.
4,591,324
2 .8
250,194
Invitation Homes, Inc.
7,928,648
4 .8
114,484
Prologis, Inc.
12,846,250
7 .8
89,775
Realty Income Corp.
4,483,364
2 .7
142,629  Rexford Industrial
Realty, Inc.
7,038,741
4 .3
29,178  Ryman Hospitality
Properties, Inc.
2,429,944
1 .5
12,565  SBA Communications
Corp.
2,515,136
1 .5
72,716  Simon Property Group,
Inc.
7,855,509
4 .7
165,480
SITE Centers Corp.
2,040,368
1 .2
109,755  Spirit Realty Capital,
Inc.
3,680,085
2 .2
76,796
VICI Properties, Inc.
2,234,764
1 .3
98,727
Welltower, Inc.
8,087,716
4 .9
103,907,720
62 .8
Equity Real Estate Investment Trusts : 2 .3%
31,701
Sun Communities, Inc.
3,751,497
2 .3
Health Care Reits : 3 .5%
203,152  Healthpeak Properties,
Inc.
3,729,871
2 .3
48,512
Ventas, Inc.
2,043,810
1 .2
5,773,681
3 .5
Hotel & Resort Reits : 2 .9%
177,551  Park Hotels & Resorts,
Inc.
2,187,428
1 .3
283,361  Sunstone Hotel
Investors, Inc.
2,649,426
1 .6
4,836,854
2 .9
Hotels, Restaurants & Leisure : 1 .2%
13,022  Hilton Worldwide
Holdings, Inc.
1,955,644
1 .2
Office Reits : 2 .1%
75,411  Highwoods Properties,
Inc.
1,554,221
0 .9
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Office Reits: (continued)
62,801
Kilroy Realty Corp.
$ 1,985,139
1 .2
3,539,360
2 .1
Real Estate Management & Development : 1 .2%
265,733
Tricon Residential, Inc.
1,966,424
1 .2
Residential Reits : 3 .1%
134,622  Apartment Income
REIT Corp.
4,132,895
2 .5
61,709
Veris Residential, Inc.
1,018,199
0 .6
5,151,094
3 .1
Retail Reits : 5 .5%
109,458  Kite Realty Group
Trust
2,344,590
1 .4
168,376
Macerich Co.
1,836,982
1 .1
49,444  Regency Centers
Corp.
2,938,952
1 .8
160,297  Retail Opportunity
Investments Corp.
1,984,477
1 .2
9,105,001
5 .5
Specialized Reits : 14 .4%
9,078
Crown Castle, Inc.
835,448
0 .5
151,981
CubeSmart
5,795,036
3 .5
114,955  Four Corners Property
Trust, Inc.
2,550,851
1 .5
55,750
Public Storage
14,691,240
8 .9
23,872,575
14 .4
Total Common Stock
(Cost $186,015,408)
163,859,850
99 .0
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0 .8%
Mutual Funds : 0 .8%
1,289,079
(1)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
5.240%
(Cost $1,289,079) $ 1,289,079 0 .8
Total Short-Term
Investments
(Cost $1,289,079)
1,289,079
0 .8
Total Investments in
Securities
(Cost $187,304,487) $ 165,148,929 99 .8
Assets in Excess of
Other Liabilities 304,913 0.2
Net Assets $ 165,453,842 100.0
(1)
Rate shown is the 7-day yield as of September 30, 2023.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)
2
VY
®
CBRE Real Estate Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Common Stock* $ 163,859,850 $ — $ — $ 163,859,850
Short-Term Investments 1,289,079 — — 1,289,079
Total Investments, at fair value $ 165,148,929 $ — $ — $ 165,148,929
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 2,233,981
Gross Unrealized Depreciation (24,389,539)
Net Unrealized Depreciation $ (22,155,558)